Schedule of repayment of loans from related companies (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
IfrsStatementLineItems [Line Items]
Loans from related companies	$ 5,530,128	$ 43,410,954	$ 28,004,873
Loans repayable	5,530,128	43,410,954	43,682,831
Within one year [member]
IfrsStatementLineItems [Line Items]
Loans from related companies			15,677,958
Second to fifth years [Member]
IfrsStatementLineItems [Line Items]
Loans from related companies	4,794,504	37,636,377	22,985,054
More than five years [member]
IfrsStatementLineItems [Line Items]
Loans from related companies	$ 735,624	$ 5,774,577	$ 5,019,819